OTHER INCOME – CAPITAL GAIN FROM MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
OTHER INCOME – CAPITAL GAIN FROM MARKETABLE SECURITIES

NOTE 14 - OTHER INCOME – CAPITAL GAIN FROM MARKETABLE SECURITIES

During 2021 and 2020, the Company recognized a capital gain of $14 thousand and $88 thousand regarding investments in marketable securities.